UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Time Partners LLC
           -----------------------------------------------------
Address:   1750 Tysons Blvd, Suite 1550
           McLean, VA 22102
           -----------------------------------------------------

Form 13F File Number: 28-12705
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andreas Saviolakis
        -------------------------
Title:  CCO
        -------------------------
Phone:  703 885 8406
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Andreas Saviolakis                McLean, VA                  8/7/2008
----------------------        ----------------------         -------------------
     [Signature]                   [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          34
                                         -----------
Form 13F Information Table Value Total:     $55,492
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                              FORM 13F INFORMATION TABLE
                    				TITLE OF           VALUE     	SHRS OR                        INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER       				CLASS   CUSIP    (X $1,000)  	PRN AMT      SH/PRN  PUT/CALL  DISCRETION  MANAGERS   SOLE      SHARED   NONE
ABB LTD SPONSORED ADR CMN                       COM     000375204      3,915    138,263        SH       	SOLE         0      138,263
ALBEMARLE CORP CMN                              COM     012653101      1,564    39,190         SH       	SOLE         0       39,190
APPLE, INC. CMN                                 COM     037833100       84      500            SH       	SOLE         0       500
BARR PHARMACEUTICALS, INC CMN                   COM     068306109       46      1,011          SH       	SOLE         0       1,011
BRISTOL-MYERS SQUIBB COMPANY CMN                COM     110122108       54      2,610          SH       	SOLE         0       2,610
CALAMOS ASSET MANAGEMENT, INC                   COM     12811R104      4,683    275,007        SH       	SOLE         0      275,007
CB RICHARD ELLIS GROUP, INC. CMN                COM     12497T101      3,228    168,120        SH       	SOLE         0      168,120
CBRE REALTY FINANCE INC CMN                     COM     12498B307      4,099    1,191,504      SH       	SOLE         0    1,191,504
CEPHALON INC CMN                                COM     156708109      2,686    40,288         SH       	SOLE         0       40,288
CHEVRON CORPORATION CMN                         COM     166764100       48      480            SH       	SOLE         0       480
CIENA CORPORATION CMN                           COM     171779309       26      1,133          SH       	SOLE         0       1,133
CISCO SYSTEMS, INC. CMN                         COM     17275R102      2,227    52,139         SH      		SOLE         0       52,139
CVS CAREMARK CORPORATION CMN                    COM     126650100      2,542    64,227         SH       	SOLE         0       64,227
DELL INC CMN                                    COM     24702R101       31      1,430          SH       	SOLE         0       1,430
EMC CORPORATION MASS CMN                        COM     268648102      2,558    174,093        SH       	SOLE         0      174,093
EOG RESOURCES INC CMN                           COM     26875P101      2,069    15,775         SH       	SOLE         0       15,775
FAIRFAX FINANCIAL HLDGS LTD CMN                 COM     03901102       26       104            SH       	SOLE         0       104
FOSTER WHEELER LTD CMN                          COM     G36535139       67      920            SH       	SOLE         0       920
FREEPORT-MCMORAN COPPER & GOLD CMN              COM     35671D857      1,804    15,390         SH       	SOLE         0       15,390
GENERAL DYNAMIC                                 COM     369550108      1,667    19,800         SH       	SOLE         0       19,800
GENZYME CORP CMN                                COM     372917104       27      381            SH       	SOLE         0       381
GOLDMAN SACHS GROUP, INC.(THE) CMN              COM     38141G104       64      365            SH       	SOLE         0       365
GOOGLE, INC. CMN CLASS A                        COM     38259P508       47      90             SH       	SOLE         0       90
LEVEL 3 COMMUNICATIONS, INC. CMN                COM     52729N100     15,655    5,306,725      SH       	SOLE         0    5,306,725
MARKEL CORP CMN                                 COM     570535104       59      160            SH       	SOLE         0       160
MEDICIS PHARMACEUTICAL CORP                     COM     584690309       62      3,000          SH       	SOLE         0       3,000
MEDTRONIC                                       COM     585055106      1,934    37,370         SH       	SOLE         0       37,370
NARBORS INDUSTRIES LTD. CMN                     COM     G6359F103      2,063    41,890         SH       	SOLE         0       41,890
RESMED INC CMN                                  COM     761152107       25      687            SH       	SOLE         0       687
SCHLUMBERGER LTD CMN                            COM     806857108       52      480            SH       	SOLE         0       480
SLM CORPORATION CMN                             COM     78442P106      2,080    22,150         SH       	SOLE         0       22,150



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